Note 12 - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Taxable Income	$ 17,700,000	$ 5,200,000
Taxes Payable, Current		800,000
Operating Loss Carryforwards	2,400,000
Operating Loss Carryfoward Used to Offset Current Year Taxable Income	17,700,000
Operating Loss Carryforwards, Expiration Dates	2031
Unrecognized Tax Benefits	308,000	176,000	96,000
Unrecognized Tax Benefits, Period Increase (Decrease)	132,000	80,000
MES Group [Member]
Operating Loss Carryforwards		20,100,000
Alternative Minimum Tax [Member]
Tax Credit Carryforward, Amount	355,000
Foreign Tax Credit [Member]
Tax Credit Carryforward, Amount	$ 2,100,000